SIGNIFICANT COMMITMENTS AND AGREEMENTS - Radio Frequency Usage (Details) - Telkomsel - IDR (Rp) Rp in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Significant Commitments and Agreements [Line Items]
Amount of performance bond	Rp 617,150	Rp 20,000
Amount of surety bond	Rp 360,000	Rp 1,030,000